Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (5,492,263)	$ (1,483,479)	$ (28,385,044)	$ (7,202,469)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	111,257	68,692	280,955	200,885
Accretion of interest expense				234,044
Interest expense related to issuances of warrants				305,055
Stock-based compensation	3,348,143	305,133	666,504	383,966
Inducement expense related to convertible notes			15,102,206
Warrant modification expense			5,405,770
Loss on sale of CTI				456,169
Amortization of debt discounts	38,918	376,068	2,647,355	2,275,247
Bad debt expense			147,922	64,412
Deferred rent	18,375	2,335	19,780	2,625
Expenses paid by Former Parent				620,464
Changes in operating assets and liabilities:
Accounts receivable	(6,293)	(44,893)	(103,925)	(179,548)
Inventory	20,893	(2,504)	(33,355)	47,701
Prepaid expenses and other current assets	(17,423)	(11,317)	(31,652)	6,575
Security deposits and other assets	(37,600)	(2,000)	(5,930)	(12,131)
Accounts payable and accrued expenses	(503,985)	263,656	248,209	309,778
Deferred revenue	(24,899)	(133,693)	(508,178)	(475,802)
Other current liabilities	2,357	22,345	45,157	238,363
Total Adjustments	2,949,743	843,822	23,880,818	4,477,803
Net Cash Used in Operating Activities	(2,542,520)	(639,657)	(4,504,226)	(2,726,737)
Cash Flows from Investing Activities
Purchases of property and equipment	(57,893)	(121,132)	(1,161,625)	(252,645)
Issuance of loans receivable			(60,186)	(9,689)
Cash paid in connection with the acquisition of Midtown			(35,116)
Cash paid in connection with the acquisition of Bronx			(300,000)
Collections from loans receivable	8,802	10,306	35,708	67,446
Collections from loans receivable - related party		650	650	6,667
Net Cash Used in Investing Activities	(49,091)	(110,176)	(1,520,569)	(188,221)
Cash Flows from Financing Activities
Proceeds from issuance of restricted stock				180,000
Proceeds from offering, net of underwriter's discount and offering costs of $920,000	6,780,000			85,576
Repayments to Former Parent, net				(132,459)
Proceeds from convertible notes payable		1,135,000	6,373,000	2,051,000
Proceeds from convertible notes payable - related parties		100,000	100,000	650,000
Repayments of convertible note payable	(550,000)		(50,000)	(50,000)
Repayments of other notes payable - related party	(91,000)		(335,000)
Repayments of other notes payables	(468,879)		(233,193)	(50,000)
Proceeds from other notes payable	150,000		300,000	460,000
Proceeds from other notes payable - related party			91,000
Repayments of convertible notes payable - related party			(100,000)
Net Cash Provided by Financing Activities	5,820,121	1,235,000	6,145,807	3,194,117
Net Increase in Cash	3,228,510	485,167	121,012	279,159
Cash - Beginning of Period	478,854	357,842	357,842	78,683
Cash - End of Period	3,707,364	843,009	478,854	357,842
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	297,455	82,326	1,093,261	40,605
Supplemental disclosures of non-cash investing and financing activities
Beneficial conversion feature		217,800	548,020	3,434,506
Warrants issued and recorded as debt discount in connection with convertible notes payable		217,641
Warrants issued in connection with convertible debt			548,354	399,554
Conversion of convertible notes payable to Former Parent into common stock				392,542
Conversion of notes payable into common stock				1,850,340
Other note payable exchanged for convertible note				635,294
Warrants issued and recorded as debt discount in connection with notes payable		$ 217,641		343,818
Convertible Note issued to Former Parent in exchange for payable to Former Parent				475,000
Common stock issued in exchange for interest earned on convertible notes payable			111,666
Issuance of restricted stock			1
Common stock issued in exchange for interest earned on other notes payable			479,323
Conversion of convertible notes payable into common stock			$ 9,488,000